INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 58,554
2022	56,942
2023	54,721
2024	52,326
2025	52,326
Thereafter	1,606,853
Intangible assets, net	$ 1,881,722	$ 1,834,130